Loans and Accounts Receivable From Customers - Summary of Movements in Loan Portfolio (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	$ 22,617,981
Ending balance		$ 22,617,981
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	869
New financial assets originated or purchased	58,828	291,865
Financial assets that have been derecognized	(182,871)	(162,519)
Foreign exchange and other movements	(12,885)	(4,773)
Allowance for loan losses	596,505	747,617	$ 545,199
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(1,344)
New financial assets originated or purchased	17,453
Financial assets that have been derecognized	(18,514)	(5,316)
Foreign exchange and other movements	(941)	5,845
Allowance for loan losses	68,192	73,465	78,501
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(314)
New financial assets originated or purchased	46,059	125,212
Financial assets that have been derecognized	(30,031)	(76,578)
Foreign exchange and other movements	(4,680)	(5,849)
Allowance for loan losses	196,240	220,791	256,417
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981	23,134,814
- Charge-offs	(139,925)	(315,765)
- Changes due to modifications that did not result in derecognition	(188,427)	(265,977)
New financial assets originated or purchased	7,663,802	8,916,631
Financial assets that have been derecognized	(6,828,130)	(8,450,587)
Foreign exchange and other movements	(247,232)	(401,135)
Ending balance	22,878,069	22,617,981
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799	15,460,544
- Charge-offs	(61,555)	(168,662)
- Changes due to modifications that did not result in derecognition	(118,519)	(174,255)
New financial assets originated or purchased	5,168,150	6,663,157
Financial assets that have been derecognized	(4,889,992)	(6,708,654)
Foreign exchange and other movements	(160,131)	263,331
Ending balance	14,746,752	14,808,799
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	(789)
New financial assets originated or purchased	122,340	414,765
Financial assets that have been derecognized	(231,416)	(244,413)
Foreign exchange and other movements	(18,506)	(4,777)
Allowance for loan losses	860,937	1,041,873	$ 880,117
Net carrying amount	22,017,132	21,576,108
IFRS9 [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	14,150,247	14,061,182
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,585,244	5,243,288
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	2,281,641	2,271,638
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981
Ending balance	22,878,069	22,617,981
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799
Ending balance	14,746,752	14,808,799
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	5,316,753
Ending balance	5,653,436	5,316,753
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,492,429
Ending balance	2,477,881	2,492,429
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	860,937	1,041,873
IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	596,505	747,617
IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	68,192	73,465
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	$ 196,240	$ 220,791